Other service fees (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2013	2012	2011
Debit card fees	$43,262	$44,852	$59,342
Insurance fees	55,323	53,825	54,390
Credit card fees and discounts	66,309	61,576	52,544
Sale and administration of investment products	35,272	37,766	34,388
Trust fees	17,285	16,353	15,333
Processing fees	-	6,330	6,839
Other fees	17,674	17,163	18,164
Total other service fees	$235,125	$237,865	$241,000